Pension and Other Retiree Benefits (Pension Benefit Obligation and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in plan assets [Roll Forward]
Employer contributions	$ 19.2
U.S.
Change in projected benefit obligation (PBO) [Roll Forward]
Projected benefit obligation at beginning of year	171.9		162.5
Service cost	1.2		0		0
Interest cost	8.4		8.6		8.9
Actuarial loss	19.9		9.5
Participants’ contributions	0		0
Benefits paid	(12.2)		(8.7)
Curtailment gain	0		0
Foreign exchange rate changes	0		0
Other items	0.7		0
Mead C&OP acquisition	(1.8)		0
Projected benefit obligation at end of year	191.7		171.9		162.5
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	119.1		124.8
Actual return on plan assets	19.8		(3.2)
Employer contributions	8.7		6.2
Participants’ contributions	0		0
Benefits paid	(12.2)		(8.7)
Foreign exchange rate changes	0		0
Mead C&OP acquisition	0		0
Fair value of plan assets at end of year	135.4		119.1		124.8
Funded status (Fair value of plan assets less PBO)	(56.3)		(52.8)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	0		0.2
Accrued benefit liability	56.3	[1]	52.6	[1]
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	0.4		0
Unrecognized actuarial loss (gain)	57.8		56.1
International
Change in projected benefit obligation (PBO) [Roll Forward]
Projected benefit obligation at beginning of year	284.6		268.3
Service cost	2.1		2.1		2.3
Interest cost	14.3		14.7		14.6
Actuarial loss	30.7		14.2
Participants’ contributions	0.8		0.9
Benefits paid	(13.2)		(13.0)
Curtailment gain	0		0.6
Foreign exchange rate changes	(13.6)		2.0
Other items	(0.4)		0
Mead C&OP acquisition	(28.5)		0
Projected benefit obligation at end of year	361.0		284.6		268.3
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	242.7		242.3
Actual return on plan assets	35.5		7.0
Employer contributions	9.9		6.6
Participants’ contributions	0.8		0.9
Benefits paid	(13.2)		(13.0)
Foreign exchange rate changes	11.8		(1.1)
Mead C&OP acquisition	24.4		0
Fair value of plan assets at end of year	311.9		242.7		242.3
Funded status (Fair value of plan assets less PBO)	(49.1)		(41.9)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	0.5		0.6
Accrued benefit liability	48.6	[1]	41.3	[1]
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	(0.2)		0.4
Unrecognized actuarial loss (gain)	74.2		62.2
Post-retirement
Change in projected benefit obligation (PBO) [Roll Forward]
Projected benefit obligation at beginning of year	13.4		13.3
Service cost	0.2		0.2		0.2
Interest cost	0.6		0.6		0.7
Actuarial loss	0.1		0
Participants’ contributions	0.2		0.2
Benefits paid	(0.8)		(0.9)
Curtailment gain	0		0
Foreign exchange rate changes	(0.2)		0
Other items	0		0
Mead C&OP acquisition	(2.1)		0
Projected benefit obligation at end of year	16.0		13.4		13.3
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Actual return on plan assets	0		0
Employer contributions	0.6		0.7
Participants’ contributions	0.2		0.2
Benefits paid	(0.8)		(0.9)
Foreign exchange rate changes	0		0
Mead C&OP acquisition	0		0
Fair value of plan assets at end of year	0		0		0
Funded status (Fair value of plan assets less PBO)	(16.0)		(13.4)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	1.1		1.2
Accrued benefit liability	14.9	[1]	12.2	[1]
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	0		0
Unrecognized actuarial loss (gain)	$ (1.1)		$ (2.6)

[1]	Pension and post-retirement liabilities of $119.8 million as of December 31, 2012, increased from $106.1 million as of December 31, 2011, due to lower discount rates compared to prior year assumptions, partially offset by the over performance of the assets of the pension plans compared to the expected long-term rate of return of the assets of the pension plans.